Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per share
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Numerator:
Net income (loss) from continuing operations	(69,058)	(31,583)	(36,089)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	(104)	5	(1)
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	(68,954)	(31,588)	(36,088)
Accretion to redemption value of preferred shares for continuing operations	-	-	-

Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(68,954)	(31,588)	(36,088)

Net (loss) income from discontinued operations	(2,941)	(4,151)	1,302
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	(131)	(1,329)	716
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	(2,810)	(2,822)	586

Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(71,764)	(34,409)	(35,502)

Denominator:
Weighted-average number of ordinary shares—basic	31,200,056	35,919,014	44,515,013
Weighted-average number of ordinary shares—diluted	31,200,056	35,919,014	44,515,013

Weighted-average number of shares outstanding from discontinued operations—basic	31,200,056	35,919,014	44,515,013
Weighted-average number of shares outstanding from discontinued operations—diluted	31,200,056	35,919,014	44,515,013

Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	(2.21)	(0.88)	(0.81)
Earnings (loss) per share—Diluted:	(2.21)	(0.88)	(0.81)

Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic:	(0.09)	(0.08)	0.01
(Loss) earnings per share—Diluted:	(0.09)	(0.08)	0.01

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(2.30)	(0.96)	(0.80)
Loss per share—Diluted:	(2.30)	(0.96)	(0.80)